Financial Risk Management - Schedule of Financial Instruments by Type of Interest Rate (Details) - USD ($) $ in Thousands		1 Months Ended
	Jun. 06, 2024	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Borrowings			$ 1,735,573	$ 1,324,848
Oaktree Capital Management, L.P. (“Oaktree”)
Disclosure of financial liabilities [line items]
Oaktree Seller's Note	$ 83,348	$ 76,100
ABS Notes, Term Loan I, & other | Fixed interest rate
Disclosure of financial liabilities [line items]
Borrowings			$ 1,443,013	$ 1,158,221
Interest rate			7.01%	5.67%
ABS Notes, Term Loan I And Other, Notes Payable | Fixed interest rate
Disclosure of financial liabilities [line items]
Borrowings			$ 30,000
Credit Facility And Term Loan II | Floating interest rate
Disclosure of financial liabilities [line items]
Borrowings			$ 368,251	$ 159,000
Interest rate			8.68%	8.66%